Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2014
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 14: FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Restricted Cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

 Due from related parties: The carrying amount of due from related parties, short-term reported in the balance sheet approximates its fair value due to the short-term nature of these accounts receivable.

Investments in available-for-sale securities: The carrying amount of the investments in available-for-sale securities reported in the balance sheet represents unrealized gains and losses on these securities, which are reflected directly in equity unless an unrealized loss is considered “other-than-temporary”, in which case it is transferred to the statements of comprehensive (loss)/income.

Due to related parties, short-term: The carrying amount of due to related parties, short-term reported in the balance sheet approximates its fair value due to the short-term nature of these accounts payable and no significant changes in interest rates.

Other long-term borrowings: The carrying amount of the floating rate loans approximates its fair value.

Ship Mortgage Notes and premiums: The fair value of the 2021 Notes, which has a fixed rate, was determined based on quoted market prices, as indicated in the table below.

Loans receivable from affiliates: The carrying amount of the floating rate loans approximates its fair value.

Due to related parties, long-term: The carrying amount of the floating rate payable approximates its fair value.

	December 31, 2014		December 31, 2013
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$54,493	$54,493	$82,835	$82,835
Restricted cash	$6,669	$6,669	$24,962	$24,962
Due from related parties, short-term	$1,361	$1,361	$—	$—
Investments in available-for-sale securities	$15,099	$15,099	$—	$—
Due to related parties, short-term	$18,489	$18,489	$2,848	$2,848
Ship mortgage notes and premium	$671,810	$657,860	$610,000	$622,963
Other long-term debt	$492,522	$492,522	$544,448	$544,448
Due to related parties, long-term	$9,625	$9,625	$5,144	$5,144
Loans receivable from affiliates	$7,791	$7,791	$2,660	$2,660

Fair Value Measurements

The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of December 31, 2014.

	Fair Value Measurements at December 31, 2014 Using
	Total	Level I	Level II		Level III
Cash and cash equivalents	$54,493	$54,493	$—		$—
Restricted cash	$6,669	$6,669	$—		$—
Ship mortgage notes and premium	$657,860	$657,860	$—		$—
Other long-term debt(1)	$492,522	$—	$492,522	(1)	$—
Due to related parties, long-term(1)	$9,625	$—	$9,625	(1)	$—
Loans receivable from affiliates	$7,791	$—	$7,791	(1)	$—

	Fair Value Measurements at December 31, 2013 Using
	Total	Level I	Level II		Level III
Cash and cash equivalents	$82,835	$82,835	$—		$—
Restricted cash	$24,962	$24,962	$—		$—
Ship mortgage notes and premium	$622,963	$622,963	$—		$—
Other long-term debt(1)	$544,448	$—	$544,448	(1)	$—
Due to related parties, long-term(1)	$5,144	$—	$5,144	(1)	$—
Loans receivable from affiliates	$2,660	$—	$2,660	(1)	$—

(1) The fair value of the Company's other long-term debt and due to related parties, long-term is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company's creditworthiness.

The following table presents the Company's assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

	Fair Value Measurements as of December 31, 2014 Using
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale securities	$15,099	$15,099	$—	$—

	Fair Value Measurements at December 31, 2013 Using
	Total	Level I	Level II	Level III
Derivatives (included under “Prepaid expenses and other current assets”)	$3,446	$—	$3,446	$—

Following the termination of the charter contracts of two MR2 product tankers in June 2013, Navios Acquisition recorded as of December 31, 2013, an aggregate receivable of $4,623 pursuant to the rehabilitation plan of the defaulted charterer and managements' estimates, consisting of: (i) a derivative of $3,446 being the valuation of the shares that it had the right to receive; and (ii) $1,177 as a long term receivable.

As of March 31, 2014, management revalued the derivative at $2,258 using publicly available trading data and recognized a fair value loss of $1,188 in the consolidated statement of comprehensive income/ (loss). The management reassessed the recoverable amount of the receivable and recognized an impairment loss of $972 in the consolidated statement of comprehensive income/ (loss) under “Impairment loss”.

In April 2014, Navios Acquisition agreed to sell the receivable for $2,463 and the cash was received within the second quarter of 2014.